SEGMENT REPORTING	6 Months Ended
Jun. 30, 2024
SEGMENT REPORTING
SEGMENT REPORTING

17.  SEGMENT REPORTING

The Group continually monitors the reportable segments for changes in facts and circumstances to determine whether changes in the identification or aggregation of operating segments are necessary. In December 2023, the Group entered into an agreement to sell its mining pool business, and classified it as discontinued operations in the financial statements for the six months ended June 30, 2023 and 2024. In accordance with ASC 280, “Segment Reporting”, the Group’s chief operating decision maker has been identified as the Board of Directors and the chief executive officer, who makes resource allocation decisions and assesses performance based on the different business operating results. As a result, the Group has two reportable segments, including the data center business and the cryptocurrency mining.

17.  SEGMENT REPORTING (continued)

The following table presents summary information by segment for continuing operations for the six months ended June 30, 2023 and 2024, respectively.

	For the six months ended June 30,
	2023	2024
	US$	US$
Reportable segment revenues:
Data center	15,294	15,307
Cryptocurrency mining	11,590	9,092
Inter-segment[1]	(5,829)	(5,040)
Total segment and consolidated revenue	21,055	19,359
Reportable segment cost of revenue-exclusive depreciation and amortization:
Data center	(11,491)	(7,642)
Cryptocurrency mining	(8,809)	(6,621)
Inter-segment[1]	5,829	5,040
Total segment and consolidated cost of revenue-exclusive depreciation and amortization	(14,471)	(9,223)
Reportable segment cost of revenue-depreciation and amortization:
Data center	(1,183)	(1,321)
Cryptocurrency mining	(4,042)	(4,440)
Total segment and consolidated cost of revenue-depreciation and amortization	(5,225)	(5,761)
Total segment and consolidated cost	(19,696)	(14,984)
Reconciling items:
Operating expenses	(11,118)	(6,812)
Other operating income	—	7
Other operating expenses	(302)	(53)
Net gain on disposal of cryptocurrency assets	4,611	—
Impairment of cryptocurrency assets	(1,426)	—
Changes in fair value of cryptocurrency assets	—	1,974
Operating loss	(6,876)	(509)
Other income, net	541	138
Interest income	42	1
Gain from equity method investments	325	133
Gain from disposal of long-term investments	614	—
Changes in fair value of derivative instruments	275	103
Gain from short-term investments	—	155
Net (loss) income from continuing operations	(5,079)	21
[1]

The inter-segment eliminations mainly consist of data center revenue of US$5,829 and US$5,040 generated from data center services provided by data center segment to cryptocurrency mining segment for the six months ended June 30, 2023 and 2024, respectively, and corresponding data center services cost of US$5,829 and US$5,040 incurred by cryptocurrency mining segment for the six months ended June 30, 2023 and 2024, respectively, which have been eliminated upon consolidation.

17.  SEGMENT REPORTING (continued)

The following table presents the revenue from continuing operations by geographical locations for the six months ended June 30, 2023 and 2024, respectively.

	For the six months ended June 30,
Revenues	2023	2024
	US$	US$
Hong Kong	11,590	9,092
USA	15,294	15,307
Inter-segment	(5,829)	(5,040)
	21,055	19,359

The following table presents the long-lived assets (including property and equipment, net and right-of-use assets) by geographical locations as of December 31, 2023 and June 30, 2024, respectively.

Long-lived assets	As of December 31, 2023	As of June 30, 2024
	US$	US$
USA	25,400	19,842
Hong Kong	693	346
Mainland China	1,013	839
	27,106	21,027